Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2035 Portfolio℠
September 30, 2023
VIPIFF2035-NPRT3-1123
1.9909102.100
Domestic Equity Funds - 37.7%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	8,113	361,502
VIP Equity-Income Portfolio Investor Class (a)	12,457	295,986
VIP Growth & Income Portfolio Investor Class (a)	15,706	404,739
VIP Growth Portfolio Investor Class (a)	7,051	595,358
VIP Mid Cap Portfolio Investor Class (a)	2,802	93,760
VIP Value Portfolio Investor Class (a)	11,611	209,687
VIP Value Strategies Portfolio Investor Class (a)	6,821	104,500
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,047,522)		2,065,532

International Equity Funds - 33.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	64,238	633,390
VIP Overseas Portfolio Investor Class (a)	52,351	1,205,109
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,934,643)		1,838,499

Bond Funds - 28.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	21,203	189,768
Fidelity International Bond Index Fund (a)	14,569	129,376
Fidelity Long-Term Treasury Bond Index Fund (a)	36,794	335,190
VIP High Income Portfolio Investor Class (a)	19,962	90,625
VIP Investment Grade Bond II Portfolio Investor Class (a)	88,716	817,077
TOTAL BOND FUNDS (Cost $1,632,108)		1,562,036

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.06% (a)(b) (Cost $11,072)	11,072	11,072

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,625,345)	5,477,139
NET OTHER ASSETS (LIABILITIES) - 0.0%	57
NET ASSETS - 100.0%	5,477,196

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	550,000	550,000	73	-	-	-	0.0%
Total	-	550,000	550,000	73	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	-	204,966	9,891	95	(173)	(5,134)	189,768
Fidelity International Bond Index Fund	-	140,613	9,819	293	(69)	(1,349)	129,376
Fidelity Long-Term Treasury Bond Index Fund	-	392,482	17,763	2,987	(1,208)	(38,321)	335,190
VIP Contrafund Portfolio Investor Class	-	394,529	41,032	-	(143)	8,148	361,502
VIP Emerging Markets Portfolio Investor Class	-	713,226	51,244	-	(548)	(28,044)	633,390
VIP Equity-Income Portfolio Investor Class	-	330,015	31,951	-	109	(2,187)	295,986
VIP Government Money Market Portfolio Investor Class 5.06%	-	56,669	45,597	681	-	-	11,072
VIP Growth & Income Portfolio Investor Class	-	447,113	41,570	-	(2)	(802)	404,739
VIP Growth Portfolio Investor Class	-	642,868	53,265	-	(459)	6,214	595,358
VIP High Income Portfolio Investor Class	-	98,021	7,233	-	(55)	(108)	90,625
VIP Investment Grade Bond II Portfolio - Investor Class	-	894,042	50,985	-	(821)	(25,159)	817,077
VIP Mid Cap Portfolio Investor Class	-	103,746	8,485	-	(110)	(1,391)	93,760
VIP Overseas Portfolio Investor Class	-	1,346,140	71,085	-	(1,847)	(68,099)	1,205,109
VIP Value Portfolio Investor Class	-	233,278	29,300	-	170	5,539	209,687
VIP Value Strategies Portfolio Investor Class	-	116,071	14,179	-	120	2,488	104,500
	-	6,113,779	483,399	4,056	(5,036)	(148,205)	5,477,139

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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